Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term investments
Schedule Of Short-term investments
	December 31,	December 31,
Days to maturity	2025	2024
Less than 90 days	$68,615	$-
91 to 180 days	205,845	-
Greater than 180 days	68,615	-
	343,075	-